S-K 1602(c) Dilution	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.08)
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	(0.07)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.60
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.58
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.64
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.62
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.92
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.90
Offering Price Of 10. 00 Per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.21
Offering Price Of 10. 00 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.19
Difference Between N T B V And Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	10.08
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	10.08
Difference Between N T B V And Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	10.07
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	10.07
Difference Between N T B V And Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.40
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.40
Difference Between N T B V And Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.42
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.42
Difference Between N T B V And Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.36
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.36
Difference Between N T B V And Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.38
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.38
Difference Between N T B V And Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.08
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.08
Difference Between N T B V And Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.10
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.10
Full Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.12)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.21
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 114,061,418
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	15,827,083
Full Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (2,300,000)
Full Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	116,475,000
Full Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
Full Over Allotment [Member] | No Redemption [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(287,500)
Full Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Full Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | No Redemption [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
Full Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
Full Over Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
Full Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.12)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.08
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.08)
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ (363,582)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,327,083
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,150,000)
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	116,475,000
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(287,500)
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (115,575,000)
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
Full Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(11,500,000)
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.12)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.40
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.60
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 84,455,168
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,952,083
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (2,012,500)
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	116,475,000
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(287,500)
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (28,893,750)
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
Full Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(2,875,000)
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.12)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.36
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.64
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 56,848,918
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,077,083
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,725,000)
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	116,475,000
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(287,500)
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (57,787,500)
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
Full Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,750,000)
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.12)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.08
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.92
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 28,242,668
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,202,083
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,437,500)
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	116,475,000
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(287,500)
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (86,681,250)
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,500,000
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	293,750
Full Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(8,625,000)
No Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.14)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.81
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.19
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 99,244,918
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	13,808,333
No Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (2,000,000)
No Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(79,000)
No Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	101,400,000
No Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
No Over Allotment [Member] | No Redemption [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(250,000)
No Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
No Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
No Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
No Over Allotment [Member] | No Redemption [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
No Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
No Over Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
No Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.14)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.07
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.07)
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ (255,082)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,808,333
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,000,000)
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(79,000)
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	101,400,000
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(250,000)
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (100,500,000)
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
No Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(10,000,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.14)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.42
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.58
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 74,369,918
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,308,333
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,750,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(79,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	101,400,000
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(250,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (25,125,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
No Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(2,500,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.14)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.62
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 49,494,918
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,808,333
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,500,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(79,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	101,400,000
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(250,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (50,250,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
No Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,000,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.14)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.10
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.90
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (465,310)
Net Tangible Book Value Adjusted	$ 24,619,918
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,308,333
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (1,250,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(79,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	101,400,000
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	639,228
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | ARC Deposit Payable to ARC at Business Combination [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(250,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (75,375,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,833,333
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(500,000)
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	200,000
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,000,000
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	275,000
No Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(7,500,000)